ACQUISITIONS AND GOODWILL - Consideration (Details) - Consideration - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACQUISITIONS AND GOODWILL
Settlement of consideration	¥ 0	¥ 19,888	¥ 1,460,814
Remaining consideration payable	¥ 118,730	¥ 125,457